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INSURANCE SERIES FUND
SEMI-ANNUAL REPORT JUNE 30, 2001




o PBHG LARGE CAP GROWTH PORTFOLIO


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PBHG LARGE CAP GROWTH PORTFOLIO

Dear Shareholder,

Market volatility and economic deceleration continued throughout the first six months of 2001. PBHG Large Cap Growth Portfolio declined 17.11% during this challenging period, underperforming its benchmark, the S&P 500 Index, which declined 6.70%.

PERFORMANCE DISCUSSION

Several factors contributed to Portfolio performance for the period, but it was the market's broad and sharp decline in the first quarter that had the greatest impact. Amid the weak macroeconomic environment, investor rotation into "safe havens" such as value stocks and away from aggressive growth names had a negative impact on returns. Within the technology sector, capital expenditures declined dramatically in January, and virtually stopped in February, due to financial weakness among customers. Taking advantage of rapidly compressing P/E ratios became fashionable, and the price to earnings ratios compressed rapidly, underscoring the sector's difficulties.

Early in the second quarter, investors viewed the stock market with a glimmer of renewed optimism. However, once earnings reporting season entered full swing in mid-May, the market began to move sideways due to the lack of good news coming from most major U.S. corporations. In the technology sector, semiconductor and telecommunications equipment companies had major negative preannouncements in late March, but rebounded in April and May based on speculation of an early recovery in technology capital spending. Many of the traditional sectors like health care, services, utilities, and consumer all underperformed relative to technology and technology-related sectors, as investors chased this newfound optimism surrounding technology fundamentals. In addition to technology holdings, the health care, industrial, and services sectors also contributed positively to returns and outpaced the Index during the second quarter. Strong second quarter performance, however, was not enough to undo the market's sharp correction in the first quarter.

In another example of the dichotomy between the first and second quarters, one sector that had outperformed in the three previous quarters, but fell short during the second quarter was utilities. Several holdings, including Calpine Corp., Mirant Corp. and Reliant Resources, Inc., had negative returns for the second quarter. Although we believe these companies possess strong business momentum as a result of the country's electric supply shortages, they fell victim to the political backlash against the independent power producers that is emerging from the ongoing energy crisis in California. Also affecting returns was the Portfolio's lack of exposure to the basic materials sector, which posted strong returns to the Index for the second quarter.

LOOKING FORWARD

As bottom-up investors, we're reluctant to offer predictions on the direction of the economy. No one knows for certain whether the economy will get stronger or weaker in the second half of the year following six interest rate cuts totaling 2.75% and new federal tax relief and rebates. What we are sure of is our response to the changing economic environment. Regardless of future economic events, we will continue to invest in what we believe to be the best growth companies with the strongest business momentum. The areas that we expect will provide these long-term opportunities are technology, health care, financials, consumer non-cyclicals and utilities, particularly the independent power producers.

Sincerely,

/s/ Michael S. Sutton

Michael S. Sutton, CFA
Portfolio Manager


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--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURN(1) AS OF JUNE 30, 2001
--------------------------------------------------------------------------------

                                                                     Annualized      Annualized
                                           Six         One Year      Three Year     Inception to
                                         Months(2)      Return         Return          Date(3)
------------------------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio          (17.11)%       (30.74)%       13.87%           19.26%


        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
            PBHG LARGE CAP GROWTH PORTFOLIO VERSUS THE S&P 500 INDEX
                 AND THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE


                      PBHG                S&P                    Lipper
Date            Large Cap Growth   500 Composite Index    Multi-Cap Growth Funds

04/30/97             10,000              10,000                  10,000
05/31/97             10,500              10,608                  10,995
06/30/97             10,780              11,083                  11,403
07/31/97             11,790              11,965                  12,428
08/31/97             11,430              11,295                  12,228
09/30/97             11,960              11,914                  13,050
10/31/97             11,520              11,516                  12,455
11/30/97             11,420              12,049                  12,427
12/31/97             11,820              12,255                  12,512
01/31/98             11,730              12,391                  12,460
02/28/98             12,960              13,284                  13,520
03/31/98             13,510              13,964                  14,239
04/30/98             13,600              14,104                  14,428
05/31/98             13,140              13,862                  13,753
06/30/98             14,110              14,425                  14,476
07/31/98             14,020              14,272                  13,974
08/31/98             11,690              12,211                  11,480
09/30/98             12,530              12,993                  12,404
10/31/98             12,750              14,050                  13,026
11/30/98             13,540              14,901                  14,085
12/31/98             15,440              15,760                  15,810
01/31/99             16,070              16,419                  16,736
02/28/99             15,190              15,909                  15,792
03/31/99             16,160              16,545                  16,864
04/30/99             16,120              17,186                  17,325
05/31/99             15,460              16,780                  17,044
06/30/99             16,540              17,712                  18,299
07/31/99             16,010              17,159                  17,971
08/31/99             16,140              17,073                  18,045
09/30/99             16,420              16,605                  18,158
10/31/99             17,930              17,656                  19,526
11/30/99             20,120              18,015                  21,427
12/31/99             25,510              19,076                  25,229
01/31/00             26,030              18,118                  24,684
02/29/00             32,400              17,775                  29,265
03/31/00             31,320              19,514                  28,826
04/30/00             27,910              18,926                  26,163
05/31/00             25,420              18,538                  24,310
06/30/00             30,080              18,995                  27,242
07/31/00             30,040              18,698                  26,444
08/31/00             33,960              19,860                  29,546
09/30/00             32,364              18,811                  28,255
10/31/00             29,128              18,732                  26,189
11/30/00             24,376              17,255                  21,488
12/31/00             25,133              17,339                  22,230
01/31/01             25,205              17,954                  22,952
02/28/01             22,327              16,317                  19,254
03/31/01             19,685              15,284                  16,994
04/30/01             21,313              16,471                  19,110
05/31/01             21,252              16,582                  18,945
06/30/01             20,832              16,178                  18,682


(1) Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The performance figures quoted may be lower at this time due to recent market volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The technology sector performed exceptionally well in 1999 and the first quarter of 2000 and PBHG Insurance Series Fund benefited from that performance. Achieving such exceptional returns involves the risk of volatility and investors should not expect that they can be repeated. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.

(2)  The six month return has not been annualized.

(3)  The PBHG Large Cap Growth Portfolio commenced operations on April 30, 1997.

(4) The Standard & Poor's ("S&P") 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Portfolio's past or future performance. A direct investment in the Index is not possible.

(5) The Lipper Multi-Cap Growth Funds Average represents the average performance of 420 mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Portfolio's past or future performance. A direct investment in the Average is not possible.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                      SECTOR WEIGHTINGS - AT JUNE 30, 2001

                         CASH                     (11%)
                         CONSUMER CYCLICAL        (12%)
                         CONSUMER NON-CYCLICAL     (3%)
                         FINANCIAL                (18%)
                         HEALTH CARE              (19%)
                         INDUSTRIAL                (6%)
                         SERVICES                  (9%)
                         TECHNOLOGY               (15%)
                         UTILITIES                 (7%)

                        % of Total Portfolio Investments


                       TOP TEN HOLDINGS - AT JUNE 30, 2001

               Freddie Mac                                  2.9%
               Tyco International                           2.9%
               Household International                      2.6%
               Qualcomm                                     2.5%
               Forest Laboratories                          2.5%
               Concord EFS                                  2.5%
               AOL Time Warner                              2.5%
               Clear Channel Communications                 2.4%
               American International Group                 2.3%
               Fannie Mae                                   2.3%
               -------------------------------------------------
               % OF TOTAL PORTFOLIO INVESTMENTS            25.4%



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PBHG LARGE CAP GROWTH PORTFOLIO



STATEMENT OF NET ASSETS
As of June 30, 2001 (Unaudited)

-------------------------------------------------------------------------
                                                               Market
Description                                        Shares    Value (000)
-------------------------------------------------------------------------
COMMON STOCK-- 92.1%

CONSUMER CYCLICAL-- 12.8%
BROADCAST SERVICES/PROGRAMMING-- 2.4%
Clear Channel Communications*                      26,000   $       1,630
                                                            -------------
                                                                    1,630
-------------------------------------------------------------------------
CABLE TV-- 1.9%
Charter Communications, Cl A*                      54,800           1,280
                                                            -------------
                                                                    1,280
-------------------------------------------------------------------------
MULTIMEDIA-- 3.7%
AOL Time Warner*                                   31,900           1,691
Gemstar-TV Guide International*                    20,100             856
                                                            -------------
                                                                    2,547
-------------------------------------------------------------------------
RETAIL-BEDDING-- 1.5%
Bed Bath & Beyond*                                 33,500           1,045
                                                            -------------
                                                                    1,045
-------------------------------------------------------------------------
RETAIL-DRUG STORE-- 1.0%
Walgreen                                           19,500             666
                                                            -------------
                                                                      666
-------------------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE-- 1.2%
Kohl's*                                            13,600             853
                                                            -------------
                                                                      853
-------------------------------------------------------------------------
RETAIL-RESTAURANTS-- 1.1%
Brinker International*                             27,750             717
                                                            -------------
                                                                      717
-------------------------------------------------------------------------
TOTAL CONSUMER CYCLICAL (COST $8,508)                               8,738
                                                            -------------
-------------------------------------------------------------------------
CONSUMER NON-CYCLICAL-- 2.8%
COSMETICS & TOILETRIES-- 1.0%
Estee Lauder Companies, Cl A                       16,100             694
                                                            -------------
                                                                      694
-------------------------------------------------------------------------
FOOD-RETAIL-- 1.8%
Kroger*                                            22,100             553
Safeway*                                           14,400             691
                                                            -------------
                                                                    1,244
                                                            -------------
TOTAL CONSUMER NON-CYCLICAL (COST $1,885)                           1,938
                                                            -------------
-------------------------------------------------------------------------
FINANCIAL-- 18.6%
COMMERCIAL BANKS-WESTERN US-- 1.4%
Zions                                              16,200             956
                                                            -------------
                                                                      956

-------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-- 2.0%
Citigroup                                          25,800           1,363
                                                            -------------
                                                                    1,363

-------------------------------------------------------------------------
FIDUCIARY BANKS-- 1.2%
Bank of New York                                   16,900   $         811
                                                            -------------
                                                                      811
-------------------------------------------------------------------------
FINANCE-CONSUMER LOANS-- 2.6%
Household International                            26,700           1,781
                                                            -------------
                                                                    1,781
-------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER-- 5.2%
Fannie Mae                                         18,400           1,567
Freddie Mac                                        28,000           1,960
                                                            -------------
                                                                    3,527
-------------------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE-- 0.9%
MGIC Investment                                     8,800             639
                                                            -------------
                                                                      639
-------------------------------------------------------------------------
INVESTMENT COMPANIES-- 1.6%
Nasdaq 100 Index Tracking Stock                    23,200           1,059
                                                            -------------
                                                                    1,059
-------------------------------------------------------------------------
MULTI-LINE INSURANCE-- 2.4%
American International Group                       18,500           1,591
                                                            -------------
                                                                    1,591
-------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US-- 1.3%
Fifth Third Bank                                   15,100             907
                                                            -------------
                                                                      907
                                                            -------------
TOTAL FINANCIAL (COST $11,649)                                     12,634
                                                            -------------
-------------------------------------------------------------------------
HEALTH CARE-- 19.2%
MEDICAL INFORMATION SYSTEMS-- 2.1%
IMS Health                                         49,100           1,399
                                                            -------------
                                                                    1,399
-------------------------------------------------------------------------
MEDICAL INSTRUMENTS-- 1.4%
Medtronic                                           9,600             442
St. Jude Medical*                                   8,600             516
                                                            -------------
                                                                      958
-------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES-- 1.6%
Quest Diagnostics*                                 14,600           1,093
                                                            -------------
                                                                    1,093
-------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC-- 3.0%
Amgen*                                             22,000           1,335
Idec Pharmaceuticals*                              10,200             690
                                                            -------------
                                                                    2,025
-------------------------------------------------------------------------
MEDICAL-DRUGS-- 8.1%
Abbott Laboratories                                18,800             903
Forest Laboratories*                               24,300           1,725
King Pharmaceuticals*                              25,200           1,355
Pfizer                                             38,000           1,522
                                                            -------------
                                                                    5,505




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PBHG LARGE CAP GROWTH PORTFOLIO


-------------------------------------------------------------------------
                                                               Market
Description                                        Shares    Value (000)
-------------------------------------------------------------------------
MEDICAL-HMO-- 0.8%
UnitedHealth Group                                  9,200   $         568
                                                            -------------
                                                                      568
-------------------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION-- 2.2%
Cardinal Health                                    21,750           1,501
                                                            -------------
                                                                    1,501
TOTAL HEALTH CARE (COST $12,091)                                   13,049
                                                            -------------
-------------------------------------------------------------------------
INDUSTRIAL-- 6.0%
Diversified Manufacturing Operations-- 5.1%
General Electric                                   31,200           1,521
Tyco International                                 35,700           1,946
                                                            -------------
                                                                    3,467
-------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.9%
Celestica*                                         11,900             613
                                                            -------------
                                                                      613
                                                            -------------
TOTAL INDUSTRIAL (COST $3,737)                                      4,080
                                                            -------------
-------------------------------------------------------------------------
SERVICES-- 9.5%
ADVERTISING AGENCIES-- 1.9%
Omnicom Group                                      15,000           1,290
                                                            -------------
                                                                    1,290
-------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE-- 2.5%
Concord EFS*                                       32,900           1,711
                                                            -------------
                                                                    1,711
-------------------------------------------------------------------------
COMPUTER SERVICES-- 4.1%
DST Systems*                                       22,700           1,196
Electronic Data Systems                            24,800           1,550
                                                            -------------
                                                                    2,746
-------------------------------------------------------------------------
TELEPHONE-INTEGRATED-- 1.0%
Qwest Communications International*                22,000             701
                                                            -------------
                                                                      701
                                                            -------------
TOTAL SERVICES (COST $5,745)                                        6,448
                                                            -------------
-------------------------------------------------------------------------
TECHNOLOGY-- 15.8%
APPLICATIONS SOFTWARE-- 5.9%
Microsoft*                                         20,103           1,468
Peregrine Systems*                                 52,700           1,528
Siebel Systems*                                    21,700           1,018
                                                            -------------
                                                                    4,014
-------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES-- 1.5%
Veritas Software*                                  15,650           1,041
                                                            -------------
                                                                    1,041
-------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-- 3.1%
Applied Materials*                                 22,800           1,119
Novellus Systems*                                  17,100             971
                                                            -------------
                                                                    2,090
-------------------------------------------------------------------------



-------------------------------------------------------------------------
                                               Shares/Face      Market
Description                                    Amount (000)   Value (000)
-------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-- 4.0%
Nokia Oyj ADR                                      42,900   $         946
Qualcomm*                                          29,600           1,731
                                                            -------------
                                                                    2,677

-------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS-- 0.6%
Ciena*                                             11,400             433
                                                            -------------
                                                                      433

-------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES-- 0.7%
Amdocs*                                             9,300             501
                                                            -------------
                                                                      501
                                                            -------------
TOTAL TECHNOLOGY (COST $11,665)                                    10,756
                                                            -------------
-------------------------------------------------------------------------
UTILITIES-- 7.4%
ELECTRIC-GENERATION-- 1.7%
AES*                                               27,000           1,162
                                                            -------------
                                                                    1,162
-------------------------------------------------------------------------
INDEPENDENT POWER PRODUCER-- 5.7%
Calpine*                                           35,800           1,353
Mirant*                                            40,400           1,390
NRG Energy*                                        21,100             466
Reliant Resources*                                 27,500             679
                                                            -------------
                                                                    3,888
                                                            -------------
TOTAL UTILITIES (COST $4,689)                                       5,050
                                                            -------------
TOTAL COMMON STOCK (COST $59,969)                                  62,693
                                                            -------------
-------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.4%
Morgan Stanley
   4.00%, dated 06/29/01, matures
   07/02/01, repurchase price $7,749,657
   (collateralized by U.S. Government
   Obligations:  total market value $7,948,720)(A) $7,747           7,747
                                                            -------------
TOTAL REPURCHASE AGREEMENT (COST $7,747)                            7,747
                                                            -------------
TOTAL INVESTMENTS-- 103.5% (COST $67,716)                          70,440
                                                            -------------
-------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET-- (3.5%)

TOTAL OTHER ASSETS & LIABILITIES, NET                              (2,400)
                                                            -------------
-------------------------------------------------------------------------
Net Assets:
Paid-in-capital ($0.001 par value) based on 3,345,147
   outstanding shares of beneficial interest                       79,947
Accumulated net investment loss                                       (43)
Accumulated net realized loss on investments                      (14,588)
Net unrealized appreciation on investments                          2,724
                                                            -------------
TOTAL NET ASSETS-- 100.0%                                   $      68,040
                                                            =============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                           $       20.34
                                                            =============


* Non-income producing security

(A) -- TRI-PARTY REPURCHASE AGREEMENT

ADR -- American Depositary Receipt

Cl -- Class




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STATEMENT OF OPERATIONS (000)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2001 (UNAUDITED)

INVESTMENT INCOME:
     Dividends ...................................................     $    126
     Interest ....................................................          163
                                                                       --------
        Total Investment Income ..................................          289
                                                                       --------
EXPENSES:
     Investment Advisory Fees ....................................          248
     Administrative Fees .........................................           50
     Custodian Fees ..............................................            3
     Professional Fees ...........................................            3
     Transfer Agent Fees .........................................           13
     Printing Fees ...............................................            8
     Directors' Fees .............................................            2
     Amortization of Deferred Organizational Costs ...............            1
     Insurance and Other Fees ....................................            4
                                                                       --------
          Total Expenses .........................................          332
                                                                       --------

NET INVESTMENT LOSS ..............................................          (43)
                                                                       --------
Net Realized Loss from Security Transactions .....................      (12,014)
Net Change in Unrealized Depreciation
   on Investments ................................................         (903)
                                                                       --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ..................      (12,917)
                                                                       --------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................     $(12,960)
                                                                       ========


The accompanying notes are an integral part of the financial statements.


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STATEMENT OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2001 (UNAUDITED) AND THE
YEAR ENDED DECEMBER 31, 2000

                                                                                                     01/01/01              01/01/00
                                                                                                        to                    to
                                                                                                     06/30/01              12/31/00
                                                                                                     --------              --------
INVESTMENT ACTIVITIES:
   Net Investment Loss .................................................................             $    (43)             $    (27)
   Net Realized Loss from Security Transactions ........................................              (12,014)               (2,521)
   Net Change in Unrealized Depreciation on Investments ................................                 (903)               (7,153)
                                                                                                     --------              --------

Net Decrease in Net Assets Resulting from Operations ...................................              (12,960)               (9,701)
                                                                                                     --------              --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Gains from Security Transactions .......................................                   --                (1,787)
                                                                                                     --------              --------
   Total Distributions .................................................................                   --                (1,787)
                                                                                                     --------              --------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued .......................................................................               16,765                67,243
   Shares Issued upon Reinvestment of Distributions ....................................                   --                 1,787
   Shares Redeemed .....................................................................               (8,410)              (12,192)
                                                                                                     --------              --------

Increase in Net Assets Derived from Capital Share Transactions .........................                8,355                56,838
                                                                                                     --------              --------
   Total Increase (Decrease) in Net Assets .............................................               (4,605)               45,350
                                                                                                     --------              --------
NET ASSETS:
   Beginning of Period .................................................................               72,645                27,295
                                                                                                     --------              --------
   End of Period .......................................................................             $ 68,040              $ 72,645
                                                                                                     ========              ========

SHARES ISSUED AND REDEEMED:
   Shares Issued .......................................................................                  782                 2,298
   Shares Issued upon Reinvestment of Distributions ....................................                   --                    58
   Shares Redeemed .....................................................................                 (397)                 (466)
                                                                                                     --------              --------
   Net Increase in Shares Outstanding ..................................................                  385                 1,890
                                                                                                     ========              ========

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


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FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2001 (UNAUDITED)


                                                                                                                          Ratio
                                                                                                                         of Net
            Net                 Realized and                                Net                    Net                   Investment
           Asset        Net      Unrealized  Distributions  Distributions  Asset                  Assets       Ratio      Income
           Value    Investment   Gains or      from Net         from       Value                   End     of Expenses    (Loss)
         Beginning    Income      Losses      Investment      Capital       End         Total   of Period  to Average    to Average
         of Period    (Loss)  on Securities     Income         Gains     of Period     Return      (000)   Net Assets    Net Assets
------------------------------------------------------------------------------------------------------------------------------------
2000(2)** $ 24.54    $ (0.01)    $ (4.19)         --               --     $ 20.34     (17.11)%+  $ 68,040    1.00%*     (0.13)%*
2000(2)     25.51      (0.01)      (0.21)         --          $ (0.75)      24.54      (1.48)%     72,645    1.06%      (0.05)%
1999        15.44      (0.05)      10.12          --               --       25.51      65.22%      27,295    1.10%      (0.41)%
1998        11.82      (0.02)       3.64          --               --       15.44      30.63%      12,598    1.10%      (0.19)%
1997(1)     10.00         --        1.82          --               --       11.82      18.20%+     4,916     1.10%*      0.00%*

                           Ratio
                           of Net
                          Investment
          Ratio            Income
         of Expenses       (Loss)
         to Average       to Average
         Net Assets       Net Assets     Portfolio
         (Excluding      (Excluding      Turnover
          Waivers)         Waivers)        Rate
--------------------------------------------------
2000(2)** 1.00%*         (0.13)%*         64.53%+
2000(2)   1.06%          (0.05)%         147.68%
1999      1.17%          (0.48)%         157.04%
1998      1.53%          (0.62)%          41.51%
1997(1)   5.21%*         (4.11)%*         37.42%+


*    Annualized.

**   For the six month period ended June 30, 2001.

+    Total return and portfolio
     turnover have not been annualized.

(1)  The PBHG Large Cap Growth Portfolio commenced operations on April 30, 1997.

(2)  Per share calculations were performed using average shares for the period.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


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PBHG LARGE CAP GROWTH PORTFOLIO


NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2001 (UNAUDITED)

1.  ORGANIZATION

The PBHG Large Cap Growth Portfolio (the "Portfolio") is a series of the PBHG Insurance Series Fund (the "Fund"), a Delaware business trust. The Fund became a Delaware business trust effective May 1, 2001 and changed its name from The PBHG Insurance Series Fund, Inc. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and seven others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), the PBHG Small Cap Value Portfolio (the "Small Cap Value Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Select 20 Portfolio (the "Select 20 Portfolio"), the PBHG Mid-Cap Value Portfolio (the "Mid-Cap Value Portfolio") and the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio") (collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Technology & Communications Portfolio, the Small Cap Value Portfolio, the Select Value Portfolio, the Select 20 Portfolio, the Mid-Cap Value Portfolio or the Small Cap Growth Portfolio, whose financial statements are presented separately. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by life insurance companies. At June 30, 2001, 84% and 14%, respectively, of the outstanding shares of the Portfolio were held by the separate accounts of two participating Insurance Companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolio.

SECURITY VALUATION -- Investment securities of the Portfolio that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the most recent bid price. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2000, primarily attributable to certain net operating losses, which for tax purposes were reclassified to paid-in-capital or were used to offset net short-term capital gains as follows:

                                     ACCUMULATED   UNDISTRIBUTED
                                     NET REALIZED NET INVESTMENT
                    PAID-IN-CAPITAL      GAIN         INCOME
                    ---------------  ------------ --------------
Large Cap Growth
     Portfolio         $(26,407)        $199          $26,208

These reclassifications had no effect on net assets or net asset value per share.

FEDERAL INCOME TAXES -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.



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PBHG LARGE CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of the Portfolio's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

All organizational costs incurred in connection with the start up of the Fund have been equally allocated to each Portfolio, except the Mid-Cap Value Portfolio and Small Cap Growth Portfolio, and are being amortized on a straight line basis over a period of sixty months from commencement of operations. In the event that any of the initial shares of each Portfolio are redeemed by any holder thereof during the period that each Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Fund implemented the provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES (the "Guide"), as required on January 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.75% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.10%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.10%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.10%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis.

PBHG Fund Services (the "Administrator"), a wholly owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

Effective May 1, 2001, the Fund has entered into a distribution agreement (the "Distribution Agreement") with PBHG Fund Distributors (the "Distributor") a wholly owned subsidiary of the Adviser. Prior to May 1, 2001, SEI Investments Distribution Co. ("SEI"), a wholly owned subsidiary of SEI Investments Company, and the Fund were parties to a distribution agreement dated April 1, 1997, pursuant to which SEI served as principal underwriter for the Fund. The Distributor receives no compensation for serving in such capacity.

SEI Investments Mutual Funds Services (the "Sub-Administrator") serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator is an affiliate of the Fund's former distributor and assists the Administrator in providing administrative services to the Fund. Effective January 1, 2001,


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PBHG LARGE CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

The Fund has entered into an agreement with SEI Investments Management Corporation to act as an agent in placing repurchase agreements for the Fund. For providing its services to the Portfolio, SEI Investments Management Corporation received $1,687 for the six month period ended June 30, 2001.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. First Union National Bank serves as the custodian for the Fund.

Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund for such services.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Portfolio for the six month period ended June 30, 2001, amounted to $46,816,834 and $39,900,843, respectively.

The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for federal income tax purposes at June 30, 2001, amounted to $6,660,241 and $3,936,270, respectively. The total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes at June 30, 2001 was not materially different from amounts reported for financial reporting purposes.

The Large Cap Growth Portfolio had a capital loss carryforward of $2,379,571 expiring in 2008 at December 31, 2000 that can be used to offset future capital gains.

5.  LINE OF CREDIT

The Portfolio may borrow an amount up to its prospectus defined limitations, from a $500,000,000 committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family pays an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio is allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowing at June 30, 2001, or at any time during the six month period ended June 30, 2001.


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                                                [LOGO] PBHB FUNDS

                                                PBHG Insurance Series Fund
                                                P.O. Box 419229
                                                Kansas City, MO 64141-6229

                                                Investment Adviser
                                                Pilgrim Baxter & Associates,Ltd.

                                                Distributor:
                                                PBHG Fund Distributors